Principal Activities and Reorganization - Additional Information (Details) - CNY (¥)		12 Months Ended
	Jul. 17, 2020	Dec. 31, 2020	Sep. 30, 2018
Principal Activities And Reorganization [Line Items]
Date of incorporation		Sep. 12, 2016
Technology Consulting and Service Agreement
Principal Activities And Reorganization [Line Items]
Term of agreement termination notice period		30 days
Effective Period of Agreement		10 years
Guangzhou Yatsen | Yatsen HK
Principal Activities And Reorganization [Line Items]
Percentage of equity interest acquired			100.00%
Aoyan
Principal Activities And Reorganization [Line Items]
Percentage of equity interest acquired	100.00%
Consideration paid for acquisition	¥ 0